Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Line Items]
Technology platform-based income	¥ 5,588,107	¥ 8,161,022	¥ 15,318,744
Net interest income	13,194,380	12,311,328	13,112,128
Guarantee income	5,495,800	3,579,672	4,392,376
Other income	1,194,559	1,507,897	1,390,902
Investment income/(loss)	1,654,764	(1,045,820)	79,976
Share of net loss of investments accounted for using the equity method	0	(691)	(5,416)
Total income	27,127,610	24,513,408	34,288,710
Total expenses
Sales and marketing expenses	(4,035,625)	(5,406,371)	(9,888,675)
General and administrative expenses	(1,922,484)	(2,023,650)	(2,350,043)
Operation and servicing expenses	(3,837,209)	(5,034,010)	(6,192,537)
Technology and analytics expenses	(990,848)	(1,177,697)	(1,405,800)
Credit impairment losses	(16,558,416)	(12,612,907)	(12,695,662)
Asset impairment losses	(28,306)	0	(31,246)
Finance costs	(258,338)	(84,819)	(349,240)
Other gain/(loss) - net	(74,130)	(252,639)	212,958
Total expenses	(27,705,356)	(26,592,093)	(32,700,245)
Profit/(loss) before income tax expense	(577,746)	(2,078,685)	1,588,465
Less: Income tax expense	(1,133,865)	(1,524,830)	(635,367)
Net profit/(loss) for the year	(1,711,611)	(3,603,515)	953,098
Net profit/(loss) attributable to:
Owners of the Company	(2,097,678)	(3,870,620)	809,624
Non-controlling interests	386,067	267,105	143,474
Net profit/(loss) for the year	(1,711,611)	(3,603,515)	953,098
Items that may be reclassified to profit or loss in subsequent periods
-Exchange differences on translation of foreign operations	28,413	(28,584)	(54,409)
-Changes in the fair value of financial assets at fair value through other comprehensive income	7,931	(1,058)	0
Items that will not be reclassified to profit or loss in subsequent periods
-Exchange differences on translation of foreign operations to the presentation currency	122,205	(90,199)	(410,572)
Other comprehensive income	158,549	(119,841)	(464,981)
Total comprehensive income/(loss) for the year	(1,553,062)	(3,723,356)	488,117
Total comprehensive income/(loss) attributable to:
Owners of the Company	(1,938,919)	(3,990,276)	344,034
Non-controlling interests	385,857	266,920	144,083
Total comprehensive income/(loss) for the year	¥ (1,553,062)	¥ (3,723,356)	¥ 488,117
Earnings per share (expressed in RMB per share)
- Basic earnings/(loss) per ADS	¥ (2.42)	¥ (5.54)	¥ 1.42
- Diluted earnings/(loss) per ADS	(2.42)	(5.54)	1.42
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
- Basic earnings/(loss) per share	(1.21)	(2.77)	0.71
- Diluted earnings/(loss) per share	¥ (1.21)	¥ (2.77)	¥ 0.71